Significant Policies (Details) - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment of Long-Lived Assets
Historical blended average year for calculating undiscounted projected net operating cash flows	10 years
Term for time charter rates	1 year
Impairment loss	$ 0
Vessel Depreciation
Estimated useful life	25 years
REVENUES:
Gain on bunkers	$ 63,000
Credit losses	$ 0
OceanPal Inc. Predecessors
Impairment of Long-Lived Assets
Historical blended average year for calculating undiscounted projected net operating cash flows			10 years
Term for time charter rates			1 year		1 year
Impairment loss		$ 0		$ 0	$ 0
Vessel impairment charges					3,047,978
Vessel Depreciation
Estimated useful life			25 years
REVENUES:
Gain on bunkers		330,454		(287,352)	(229,481)
Administrative expenses		1,104,894		1,265,051	809,205
Provision for doubtful accounts receivable		0		0	0
Credit losses		$ 0		$ 0	$ 0